Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 10,513	$ 9,710
Goodwill, Acquisitions	580	751
Goodwill, Currency Exchange and Other	(232)	52
Goodwill, Ending Balance	10,861	10,513
Goodwill, Impaired, Accumulated Impairment Loss	719
Client Computing Group [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	3,689	3,456
Goodwill, Acquisitions	19	233
Goodwill, Currency Exchange and Other	0	0
Goodwill, Ending Balance	3,708	3,689
Goodwill, Impaired, Accumulated Impairment Loss	365
Data Center Group [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,969	1,955
Goodwill, Acquisitions	407	14
Goodwill, Currency Exchange and Other	0	0
Goodwill, Ending Balance	2,376	1,969
Goodwill, Impaired, Accumulated Impairment Loss	275
Internet of Things Group [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	428	428
Goodwill, Acquisitions	0	0
Goodwill, Currency Exchange and Other	0	0
Goodwill, Ending Balance	428	428
Goodwill, Impaired, Accumulated Impairment Loss	79
Software and services operating segments [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	4,409	3,853
Goodwill, Acquisitions	41	504
Goodwill, Currency Exchange and Other	(214)	52
Goodwill, Ending Balance	4,236	4,409
All other [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	18	18
Goodwill, Acquisitions	113	0
Goodwill, Currency Exchange and Other	(18)	0
Goodwill, Ending Balance	$ 113	$ 18